Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

Inventories are presented at the average acquisition cost. A loss is recognized to adjust the cost of handsets, tablets and accessories to the net realizable value (selling price), when this value is less than the average acquisition cost.

	2024	2023

Total inventories	293,529	331,783

Inventories	310,054	346,207
Mobile handsets and tablets	187,866	203,596
Accessories and prepaid cards	98,868	113,363
TIM chips	23,320	29,248

Adjustment to net realizable value	(16,525)	(14,424)